REVENUE (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Revenue [Abstract]
Disclosure of detailed information about revenue [Text Block]
	January – December
	2023	2022	2021
Classes of revenue	ThU.S.$	ThU.S.$	ThU.S.$
Revenue from sales of goods	5,869,341	6,997,617	6,251,442
Revenue from rendering of services	142,478	104,453	98,319
Total	6,011,819	7,102,070	6,349,761